Spear Alpha ETF
Schedule of Investments
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.8%
Administrative & Support Services — 2.5%
GXO Logistics, Inc. (a)	1,264	$99,148

Air Transportation — 9.3%
JetBlue Airways Corp. (a)	12,168	186,049
United Airlines Holdings, Inc. (a)	3,850	183,144
		369,193
Chemical Manufacturing — 6.5%
Albemarle Corp.	1,051	230,137
Livent Corp. (a)	1,176	27,177
		257,315
Computer & Electronic Product Manufacturing — 22.0%
AMETEK, Inc.	300	37,203
Cognex Corp.	2,976	238,735
NVIDIA Corp.	1,340	277,594
Power Integrations, Inc.	800	79,192
Teradyne, Inc.	1,568	171,179
Zebra Technologies Corp. - Class A (a)	144	74,220
		878,123
Electrical Equipment, Appliance & Component — 1.8%
Eaton Corp. PLC (b)	474	70,773

Machinery Manufacturing — 12.8%
Carrier Global Corp.	2,192	113,458
General Electric Co.	2,584	266,230
Ingersoll Rand, Inc. (a)	2,626	132,377
		512,065
Professional, Scientific & Technical Services — 22.0%
Palantir Technologies, Inc. - Class A (a)	3,616	86,929
Palo Alto Networks, Inc. (a)	600	287,400
Snowflake, Inc. - Class A (a)	594	179,643
Unity Software, Inc. (a)	1,336	168,670
Zscaler, Inc. (a)	584	153,136
		875,778
Publishing Industries (Except Internet) — 11.0%
ANSYS, Inc. (a)	672	228,782
Coupa Software, Inc. (a)	624	136,768
PTC, Inc. (a)	616	73,791
		439,341
Rental & Leasing Services — 3.6%
Cerence, Inc. (a)	1,496	143,781

Securities, Commodity Contracts & Other Financial Instruments — 6.4%
ChargePoint Holdings, Inc. (a)	8,409	168,096
E2open Parent Holdings, Inc. (a)	7,680	86,784
		254,880
Support Activities for Transportation — 1.9%
XPO Logistics, Inc. (a)	952	75,760
TOTAL COMMON STOCKS (Cost $4,052,480)		3,976,157

MONEY MARKET FUNDS — 6.6%
First American Government Obligations Fund - Class X, 0.03% (c)	264,566	264,566
TOTAL MONEY MARKET FUNDS (Cost $264,566)		264,566

TOTAL INVESTMENTS (Cost $4,317,046) — 106.4%		4,240,723
Other assets and liabilities, net — (6.4)%		(256,350)
NET ASSETS — 100.0%		$3,984,373

Percentages are stated as a percent of Net Assets.
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Assets*:
Common Stocks	$3,976,157	$-	$-	$3,976,157
Money Market Funds	264,566	-	-	264,566
Total Investments in Securities	$4,240,723	$-	$-	$4,240,723

* See the Schedule of Investments for industry classifications.